Note 14 - Income on Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income on exploration and evaluation assets [text block]
14.	Income on Exploration and Evaluation Assets
Income on exploration and evaluation assets is comprised of the following:

Year ended December 31,
2017	2016	2015
$0	$0	$32,920
$0	$0	$32,920

During the year ended
December 31, 2015,
the Company received a
2014
British Columbia Mining Exploration Tax Credit (“BCMETC”) refund from the formerly held Merit projects in British Columbia, Canada.